Document and Entity Information	Dec. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2020
Entity Registrant Name	PZENA INVESTMENT MANAGEMENT, INC.
Entity Central Index Key	0001399249
Entity Emerging Growth Company	false
Entity File Number	001-33761
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-8999751
Entity Address Address Line1	320 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	355-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	PZN
Security Exchange Name	NYSE